EXPLORATION AND HOLDING EXPENSES (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF EXPLORATION AND HOLDING EXPENSES

Exploration and holding expenses were incurred on the following projects:

		Three months ended		Six months ended
		June 30	June 30	June 30	June 30
		2022	2021	2022	2021
		$	$	$	$
Platosa property (Mexico)	- exploration work (1)	176	886	408	1,254
	- holding costs	52	50	103	99
Evolución (Mexico)	- exploration work	29	43	69	134
	- holding costs	87	72	171	144
Silver City (Germany)	- exploration work	234	513	712	717
	- holding costs (2)	-	-	-	-
Kilgore (USA)	- exploration work	261	236	492	525
	- holding costs	-	-	-	-
Exploration and holding expenses		839	1,800	1,955	2,873

(1)	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to property, plant and equipment (Note 4).
(2)	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 5 for capitalized earn-in payments under the Globex Agreement.